CONTRACT ASSETS - Schedule of contract assets, revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract assets [abstract]
Balance at the beginning of the year	$ 5,035	$ 6,015
Revenue recognition in the period, net	643	(426)
Provisions	(1,876)	0
Currency translation adjustments	289	(554)
Balance at the end of the year	$ 4,091	$ 5,035